Government Grants (Tables)	6 Months Ended
Jun. 30, 2025
Government Grants [Abstract]
Schedule of Government Grants Related to its Research and Development Activities

The Company receives government grants related to its research and development activities. The amount of government grants received during the six months ended June 30, 2025 and 2024 and recognized as other income were as follows:

	Six months ended
	June 30,
Research and Development Projects	2025	2024
Multi-marker test for the early detection of pancreatic cancer	$-	$46,087